SCHEDULE OF CONVERTIBLE PROMISSORY NOTE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Debt Discounts	$ 1,039,038	$ 1,942,022
Add: Remaining note principal balance	8,554,197	7,703,501
Total convertible promissory notes, net	$ 7,515,159	$ 5,761,479	$ 19,493
Convertible Promissory Note [Member] | ProActive Capital SPV I, LLC [Member]
Short-Term Debt [Line Items]
Start Date	Jan. 20, 2021	Jan. 20, 2021
End Date	Jan. 20, 2022	Jan. 20, 2022
Initial Note Principal Balance	$ 250,000	$ 250,000
Current Note Principal Balance	300,000
Debt Discounts As of Issuance	217,024	217,024
Amortization	(217,024)	(205,132)
Debt Discounts		$ 11,892
Convertible Promissory Note [Member] | GS Capital Partners, LLC #1 [Member]
Short-Term Debt [Line Items]
Start Date	Jan. 25, 2021	Jan. 25, 2021
End Date	Jan. 25, 2022	Jan. 25, 2022
Initial Note Principal Balance	$ 288,889	$ 288,889
Current Note Principal Balance	0
Debt Discounts As of Issuance	288,889	288,889
Amortization	(288,889)	(288,889)
Debt Discounts
Convertible Promissory Note [Member] | GS Capital Partners LLC One Replacement [Member]
Short-Term Debt [Line Items]
Start Date	Nov. 26, 2021	Nov. 26, 2021
End Date	May 31, 2022	May 31, 2022
Initial Note Principal Balance	$ 300,445	$ 300,445
Current Note Principal Balance	300,445
Debt Discounts As of Issuance
Amortization
Debt Discounts
Convertible Promissory Note [Member] | Tiger Trout SPA [Member]
Short-Term Debt [Line Items]
Start Date	Jan. 29, 2021	Jan. 29, 2021
End Date	Jan. 29, 2022	Jan. 29, 2022
Initial Note Principal Balance	$ 1,540,000	$ 1,540,000
Current Note Principal Balance	1,928,378
Debt Discounts As of Issuance	1,540,000	1,540,000
Amortization	(1,540,000)	(1,417,644)
Debt Discounts		$ 122,356
Convertible Promissory Note [Member] | GS Capital Partners, LLC #2 [Member]
Short-Term Debt [Line Items]
Start Date	Feb. 16, 2021	Feb. 16, 2021
End Date	Feb. 16, 2022	Feb. 16, 2022
Initial Note Principal Balance	$ 577,778	$ 577,778
Current Note Principal Balance	559,659
Debt Discounts As of Issuance	577,778	577,778
Amortization	(577,778)	(560,486)
Debt Discounts		$ 17,292
Convertible Promissory Note [Member] | Labrys Fund, LP [Member]
Short-Term Debt [Line Items]
Start Date	Mar. 11, 2021	Mar. 11, 2021
End Date	Mar. 11, 2022	Mar. 11, 2022
Initial Note Principal Balance	$ 1,000,000	$ 1,000,000
Current Note Principal Balance	589,812
Debt Discounts As of Issuance	1,000,000	1,000,000
Amortization	(1,000,000)	(863,750)
Debt Discounts		$ 136,250
Convertible Promissory Note [Member] | GS Capital Partners, LLC #3 [Member]
Short-Term Debt [Line Items]
Start Date	Mar. 16, 2021	Mar. 16, 2021
End Date	Mar. 16, 2022	Mar. 16, 2022
Initial Note Principal Balance	$ 577,778	$ 577,778
Current Note Principal Balance	577,778
Debt Discounts As of Issuance	577,778	577,778
Amortization	(577,778)	(459,056)
Debt Discounts		$ 118,722
Convertible Promissory Note [Member] | GS Capital Partners, LLC #4 [Member]
Short-Term Debt [Line Items]
Start Date	Apr. 01, 2021	Apr. 01, 2021
End Date	Apr. 01, 2022	Apr. 01, 2022
Initial Note Principal Balance	$ 550,000	$ 550,000
Current Note Principal Balance	550,000
Debt Discounts As of Issuance	550,000	550,000
Amortization	(548,493)	(412,877)
Debt Discounts	$ 1,507	$ 137,123
Convertible Promissory Note [Member] | Eagle Equities LLC [Member]
Short-Term Debt [Line Items]
Start Date	Apr. 13, 2021	Apr. 13, 2021
End Date	Apr. 13, 2022	Apr. 13, 2022
Initial Note Principal Balance	$ 1,100,000	$ 1,100,000
Current Note Principal Balance	1,100,000
Debt Discounts As of Issuance	1,100,000	1,100,000
Amortization	(1,060,822)	(789,589)
Debt Discounts	$ 39,178	$ 310,411
Convertible Promissory Note [Member] | GS Capital Partners, LLC #5 [Member]
Short-Term Debt [Line Items]
Start Date	Apr. 29, 2021	Apr. 29, 2021
End Date	Apr. 29, 2022	Apr. 29, 2022
Initial Note Principal Balance	$ 550,000	$ 550,000
Current Note Principal Balance	550,000
Debt Discounts As of Issuance	550,000	550,000
Amortization	(506,302)	(417,397)
Debt Discounts	$ 43,698	$ 132,603
Convertible Promissory Note [Member] | GS Capital Partners, LLC #6 [Member]
Short-Term Debt [Line Items]
Start Date	Jun. 03, 2021	Jun. 03, 2021
End Date	Jun. 03, 2022	Jun. 03, 2022
Initial Note Principal Balance	$ 550,000	$ 550,000
Current Note Principal Balance	550,000
Debt Discounts As of Issuance	550,000	550,000
Amortization	(453,562)	(317,945)
Debt Discounts	$ 96,438	$ 232,055
Convertible Promissory Note [Member] | Chris Etherington [Member]
Short-Term Debt [Line Items]
Start Date	Aug. 26, 2021	Aug. 26, 2021
End Date	Aug. 26, 2022	Aug. 26, 2022
Initial Note Principal Balance	$ 165,000	$ 165,000
Current Note Principal Balance	165,000
Debt Discounts As of Issuance	165,000	165,000
Amortization	(98,096)	(57,411)
Debt Discounts	$ 66,904	$ 107,589
Convertible Promissory Note [Member] | Rui Wu [Member]
Short-Term Debt [Line Items]
Start Date	Aug. 26, 2021	Aug. 26, 2021
End Date	Aug. 26, 2022	Aug. 26, 2022
Initial Note Principal Balance	$ 550,000	$ 550,000
Current Note Principal Balance	550,000
Debt Discounts As of Issuance	550,000	550,000
Amortization	(326,987)	(191,370)
Debt Discounts	$ 223,013	$ 358,630
Convertible Promissory Note [Member] | Sixth Street Lending One [Member]
Short-Term Debt [Line Items]
Start Date	Nov. 28, 2021	Nov. 28, 2021
End Date	Nov. 28, 2022	Nov. 28, 2022
Initial Note Principal Balance	$ 224,000	$ 224,000
Current Note Principal Balance	224,000
Debt Discounts As of Issuance	173,894	173,894
Amortization	(63,364)	(20,486)
Debt Discounts	$ 110,530	$ 153,408
Convertible Promissory Note [Member] | Sixth Street Lending Two [Member]
Short-Term Debt [Line Items]
Start Date	Dec. 09, 2021	Dec. 09, 2021
End Date	Dec. 09, 2022	Dec. 09, 2022
Initial Note Principal Balance	$ 93,500	$ 93,500
Current Note Principal Balance	93,500
Debt Discounts As of Issuance	79,118	79,118
Amortization	(24,278)	(4,769)
Debt Discounts	$ 54,840	$ 74,349
Convertible Promissory Note [Member] | Fast Capital LLC [Member]
Short-Term Debt [Line Items]
Start Date	Jan. 10, 2022
End Date	Jan. 10, 2023
Initial Note Principal Balance	$ 120,000
Current Note Principal Balance	120,000
Debt Discounts As of Issuance	120,000
Amortization	(26,301)
Debt Discounts	$ 93,699
Convertible Promissory Note [Member] | Sixth Street Lending Three [Member]
Short-Term Debt [Line Items]
Start Date	Jan. 12, 2022
End Date	Jan. 12, 2023
Initial Note Principal Balance	$ 70,125
Current Note Principal Balance	70,125
Debt Discounts As of Issuance	50,748
Amortization	(10,844)
Debt Discounts	$ 39,904
Convertible Promissory Note [Member] | One Fouty Four Capital [Member]
Short-Term Debt [Line Items]
Start Date	Feb. 16, 2022
End Date	Feb. 16, 2023
Initial Note Principal Balance	$ 175,500
Current Note Principal Balance	175,500
Debt Discounts As of Issuance	148,306
Amortization	(17,471)
Debt Discounts	$ 130,835
Convertible Promissory Note [Member] | Coventry Enterprise [Member]
Short-Term Debt [Line Items]
Start Date	Mar. 03, 2022
End Date	Mar. 03, 2023
Initial Note Principal Balance	$ 150,000
Current Note Principal Balance	150,000
Debt Discounts As of Issuance	150,000
Amortization	(11,507)
Debt Discounts	$ 138,492
Scott Hoey [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Start Date	Sep. 10, 2020	Sep. 10, 2020
End Date	Sep. 10, 2022	Sep. 10, 2022
Initial Note Principal Balance	$ 7,500	$ 7,500
Current Note Principal Balance	0
Debt Discounts As of Issuance	7,500	7,500
Amortization	(7,500)	(7,500)
Debt Discounts
Cary Niu [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Start Date	Sep. 18, 2020	Sep. 18, 2020
End Date	Sep. 18, 2022	Sep. 18, 2022
Initial Note Principal Balance	$ 50,000	$ 50,000
Current Note Principal Balance	0
Debt Discounts As of Issuance	50,000	50,000
Amortization	(50,000)	(32,123)
Debt Discounts		$ 17,877
Jesus Galen [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Start Date	Oct. 06, 2020	Oct. 06, 2020
End Date	Oct. 06, 2022	Oct. 06, 2022
Initial Note Principal Balance	$ 30,000	$ 30,000
Current Note Principal Balance	0
Debt Discounts As of Issuance	30,000	30,000
Amortization	(30,000)	(18,535)
Debt Discounts		$ 11,465
Darren Huynh [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Start Date	Oct. 06, 2020	Oct. 06, 2020
End Date	Oct. 06, 2022	Oct. 06, 2022
Initial Note Principal Balance	$ 50,000	$ 50,000
Current Note Principal Balance	0
Debt Discounts As of Issuance	50,000	50,000
Amortization	(50,000)	(50,000)
Debt Discounts
Wayne Wong [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Start Date	Oct. 06, 2020	Oct. 06, 2020
End Date	Oct. 06, 2022	Oct. 06, 2022
Initial Note Principal Balance	$ 25,000	$ 25,000
Current Note Principal Balance	0
Debt Discounts As of Issuance	25,000	25,000
Amortization	(25,000)	(25,000)
Debt Discounts
Matt Singer [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Start Date	Jan. 03, 2021	Jan. 03, 2021
End Date	Jan. 03, 2023	Jan. 03, 2023
Initial Note Principal Balance	$ 13,000	$ 13,000
Current Note Principal Balance	0
Debt Discounts As of Issuance	13,000	13,000
Amortization	(13,000)	(13,000)
Debt Discounts